Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenues:
Total revenues	$ 11,106,078	$ 10,794,015	$ 14,004,548
Cost of revenues	(7,857,589)	(8,086,367)	(8,246,591)
Gross profit	3,248,489	2,707,648	5,757,957
Operating expenses:
Selling and marketing	742,029	831,252	650,268
General and administrative	2,867,091	2,509,143	2,646,569
Provision for expected credit losses	995,725	1,084,649	1,213,483
Total operating expenses	4,604,845	4,425,044	4,510,320
(Loss) income from operations	(1,356,356)	(1,717,396)	1,247,637
Other income (expenses):
Interest expense	(403,231)	(430,639)	(375,445)
Other income (expenses), net	717,759	586,428	(5,461)
Total other income (expenses), net	314,528	155,789	(380,906)
(Loss) income before provision for income taxes	(1,041,828)	(1,561,607)	866,731
Income tax (benefit) expense	(26,249)	(187,720)	252,611
Net (loss) income	(1,015,579)	(1,373,887)	614,120
Less: net loss attributable to non-controlling interests	(2,004)	(2,746)	(2,698)
Net (loss) income attributable to ordinary shareholders	(1,013,575)	(1,371,141)	616,818
Comprehensive (loss) income
Net (loss) income	(1,015,579)	(1,373,887)	614,120
Foreign currency translation (loss) gain	(19,923)	79,844	(417,717)
Total comprehensive (loss) income	(1,035,502)	(1,294,043)	196,403
Comprehensive (loss) income attributable to non-controlling interests	(1,730)	(3,558)	1,677
Comprehensive (loss) income attributable to ordinary shareholders	$ (1,033,772)	$ (1,290,485)	$ 194,726
(Loss) earnings per ordinary share
Basic (in Dollars per share)	$ (0.06)	$ (0.08)	$ 0.04
Diluted (in Dollars per share)	$ (0.06)	$ (0.08)	$ 0.04
Weighted average number of ordinary shares outstanding
Basic (in Shares)	18,183,518	17,000,000	17,000,000
Diluted (in Shares)	18,183,518	17,000,000	17,000,000
Project revenues
Revenues:
Total revenues	$ 10,645,337	$ 10,426,039	$ 13,581,021
Retail revenues
Revenues:
Total revenues	$ 460,741	$ 367,976	$ 423,527